Loans And Leases (Schedule Of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Modifications [Line Items]
Nonaccrual TDRs, Total	$ 85	$ 100
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual TDRs, Total	$ 85	$ 100